NUVEEN INVESTMENT TRUST

NUVEEN BALANCED MUNICIPAL AND STOCK FUND

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 14, 2007,

as supplemented March 31, 2008 and May 1, 2008

DATED JUNE 23, 2008

On June 23, 2008, shareholders of your fund approved (i) the appointment of Richards & Tierney, Inc. as sub-adviser to the fund, (ii) changes to the fund’s investment objective and (iii) changes to certain fundamental investment policies of the fund. The approval of these changes by the shareholders ratifies the changes to the fund’s investment strategy which were approved by the Board of Trustees of the fund on April 23, 2008. Further detail regarding the changes can be found in the related proxy statement which was mailed to shareholders on or about May 5, 2008 and in the Supplement to the Prospectus dated May 1, 2008.

The changes are expected to take effect for the fund on or about July 7, 2008, and at that time the fund will change its name to Nuveen Conservative Allocation Fund.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

NUVEEN INVESTMENT TRUST

NUVEEN BALANCED STOCK AND BOND FUND

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 14, 2007,

as supplemented March 31, 2008 and May 1, 2008

DATED JUNE 23, 2008

On June 23, 2008, shareholders of your fund approved (i) the appointment of Richards & Tierney, Inc. as sub-adviser to the fund, (ii) changes to the fund’s investment objective and (iii) changes to certain fundamental investment policies of the fund. The approval of these changes by the shareholders ratifies the changes to the fund’s investment strategy which were approved by the Board of Trustees of the fund on April 23, 2008. Further detail regarding the changes can be found in the related proxy statement which was mailed to shareholders on or about May 5, 2008 and in the Supplement to the Prospectus dated May 1, 2008.

The changes are expected to take effect for the fund on or about August 1, 2008, and at that time the fund will change its name to Nuveen Moderate Allocation Fund.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

NUVEEN INVESTMENT TRUST

NUVEEN GLOBAL VALUE FUND

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 29, 2007,

as supplemented November 13, 2007, December 18, 2007, March 31, 2008 and May 1, 2008

DATED JUNE 23, 2008

On June 23, 2008, shareholders of your fund approved (i) the appointment of Richards & Tierney, Inc. as sub-adviser to the fund, (ii) changes to the fund’s investment objective and (iii) changes to certain fundamental investment policies of the fund. The approval of these changes by the shareholders ratifies the changes to the fund’s investment strategy which were approved by the Board of Trustees of the fund on April 23, 2008. Further detail regarding the changes can be found in the related proxy statement which was mailed to shareholders on or about May 5, 2008 and in the Supplement to the Prospectus dated May 1, 2008.

The changes are expected to take effect for the fund on or about August 1, 2008, and at that time the fund will change its name to Nuveen Growth Allocation Fund.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE